Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

6. Segment Information

The Company operates in one reportable segment, which comprises the discovery and development of innovative, RNA based therapeutics. The management board is identified as the chief operating decision maker. The management board reviews the operating results regularly to make decisions about resources and to assess overall performance.

The Company has not generated any sales revenues since inception.

All non-current assets of the Company are located in the Netherlands. The amounts provided to the management board with respect to total assets and liabilities are measured in a manner consistent with that of the financial statements.